PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment include the following:

	December 31, 2014	December 31, 2013
Office Equipment	$24,961	$23,781
Less: Accumulated depreciation	(18,646)	(13,772)
Property and equipment, net	$6,315	$10,009

Depreciation expense was $4,874 and $6,619 for the years ended December 31, 2014 and 2013, respectively.